UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
REVENUE
Total revenue	$ 7,790,265	$ 6,712,478	$ 13,472,112	$ 16,963,957	$ 18,425,312
COST OF REVENUE
Total cost of revenue	6,443,221	5,136,132	10,370,298	12,392,482	13,726,491
GROSS PROFIT	1,347,044	1,576,346	3,101,814	4,571,475	4,698,821
OPERATING EXPENSES
Selling expenses	1,128,805	2,593,603	3,392,337	925,395	1,014,513
General and administrative expenses	8,023,242	1,985,107	9,751,876	2,512,566	2,116,248
Research and development expenses	84,242	9,999	19,954	223,136	250,344
Total operating expenses	9,236,289	4,588,709	13,164,167	3,661,097	3,381,105
LOSS FROM OPERATIONS	(7,889,245)	(3,012,363)	(10,062,353)	910,378	1,317,716
OTHER INCOME, NET
Interest (expense) income, net	(81,545)	2,232	(22,471)	10,575	17,508
Investment income	14,831	28,957	58,376	34,982	24,230
Other (expenses) income, net	(11,246)	5,086	(173,886)	14,198	18,301
Amortization of debt issuance costs	(465,004)	0	(230,700)	0	0
Gain on derivative liabilities	867,251	0	(356,134)	0	0
Total other income, net	324,287	36,275	(724,815)	59,755	60,039
LOSS BEFORE INCOME TAX PROVISION	(7,564,958)	(2,976,088)	(10,787,168)	970,133	1,377,755
PROVISION FOR INCOME TAXES	19,510	27,044	113,438	124,802	107,829
NET LOSS	(7,584,468)	(3,003,132)	(10,900,606)	845,331	1,269,926
Less: net (loss) income attributable to non-controlling interest	(283,326)	155,986	(102,288)	836,679	792,237
NET LOSS ATTRIBUTABLE TO ESHALLGO INC	(7,301,142)	(3,159,118)	(10,798,318)	8,652	477,689
COMPREHENSIVE LOSS
Net loss	(7,584,468)	(3,003,132)	(10,900,606)	845,331	1,269,926
Foreign currency translation gain	292,419	521,102	(55,424)	(824,343)	(1,220,142)
Comprehensive loss	(7,292,049)	(2,482,030)	(10,956,030)	20,988	49,784
Less: Comprehensive (loss) income attributable to non-controlling interest	(168,312)	371,101	(104,533)	538,925	362,261
COMPREHENSIVE LOSS ATTRIBUTABLE TO ESHALLGO INC	$ (7,123,737)	$ (2,853,131)	$ (10,851,497)	$ (517,937)	$ (312,477)
Loss per common share - basic (in Dollars per share)	$ (4.09)	$ (2.39)	$ (7.82)	$ 0.01	$ 0.38
Loss per common share - diluted (in Dollars per share)	$ (4.09)	$ (2.39)	$ (7.82)	$ 0.01	$ 0.38
Weighted average shares - basic (in Shares)	1,786,718	1,319,268	1,380,689	1,275,176	1,258,345
Weighted average shares - diluted (in Shares)	1,786,718	1,319,268	1,380,689	1,275,176	1,258,345
Nonrelated Party
REVENUE
Total revenue	$ 7,685,885	$ 6,042,781	$ 12,581,541	$ 16,479,101	$ 17,880,034
COST OF REVENUE
Total cost of revenue	6,373,999	4,679,515	9,729,513	12,179,780	13,432,351
Related Party
REVENUE
Total revenue	104,380	669,697	890,571	484,856	545,278
COST OF REVENUE
Total cost of revenue	$ 69,222	$ 456,617	$ 640,785	$ 212,702	$ 294,140